THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

Schedule of Investments Mortgage-Backed Securities — 48.7%

	Principal Amount ($)	Value ($)

AGENCY MORTGAGE-BACKED SECURITIES — 48.4%

FHLMC MTN

1.54%, 08/17/35	2,500,000	1,780,827

2.00%, 10/29/40	1,000,000	654,741

FHLMC, Series 2022-5253, Class PL

4.00%, 08/25/52	2,000,000	1,736,760

FHLMC

4.00%, 05/01/44	319,635	298,892

5.00%, 06/01/41	60,443	59,846

FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM

2.46%, 05/25/26	2,000,000	1,893,981

FNMA, Series 2016-104, Class QA

3.00%, 11/25/43	3,618	3,601

FNMA, Series 2012-98, Class WZ

4.00%, 09/25/42	2,109,339	1,985,736

FNMA, Series 2019-M12, Class A2

2.89%, 06/25/29 (a)	1,470,121	1,351,627

FNMA, Series M3, Class X1

2.03%, 11/25/33 (a)(b)	9,295,951	687,770

FNMA, Series 2015-45, Class ZY

2.50%, 07/25/45	1,252,030	1,014,219

FNMA, Series 2010-16, Class PA

4.50%, 02/25/40	17,488	17,163

FNMA, Series 2023-70, Class B

5.25%, 01/25/54	955,826	934,783

FNMA

3.00%, 02/01/43 to 06/01/43 (c)	1,367,402	1,205,921

3.50%, 11/01/42 to 02/01/43 (c)	598,371	545,809

4.00%, 01/01/41 to 03/01/44 (c)	440,646	413,722

4.50%, 10/01/39 to 04/01/41 (c)	558,450	542,453

5.00%, 06/01/41	69,487	68,690

FRESB Mortgage Trust, Series 2017-SB42, Class A10F

2.96%, 10/25/27 (a)	817,736	767,856

FRESB Mortgage Trust, Series 2018-SB52, Class A10F

3.48%, 06/25/28 (a)	1,805,518	1,710,192

FRESB Mortgage Trust, Series 2019-SB60, Class A10F

3.31%, 01/25/29 (a)	623,599	587,192

FRESB Mortgage Trust, Series 2019-SB63, Class A10H

2.89%, 03/25/39 (a)	525,781	462,358

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)

AGENCY MORTGAGE-BACKED SECURITIES (continued)

FRESB Mortgage Trust, Series 2018-SB53, Class A10F

3.66%, 06/25/28 (a)	1,285,220	1,218,453

FRESB Mortgage Trust, Series 2019-SB62, Class A10F

3.07%, 03/25/29 (a)	1,298,349	1,197,774

GNMA, Series 2018-68, Class B

3.00%, 02/16/59 (a)	1,000,000	828,037

GNMA, Series 2018-129, Class AG

3.10%, 05/16/59	75,008	73,876

GNMA, Series 2017-24, Class A

2.25%, 09/16/44	91,111	86,761

GNMA, Series 2018-3, Class AG

2.50%, 10/16/58	204,142	170,679

GNMA, Series 2017-106, Class AC

2.60%, 04/16/51	155,639	140,050

GNMA, Series 2017-70, Class AE

2.60%, 10/16/58	521,359	436,639

GNMA, Series 2017-69, Class AS

2.75%, 02/16/58	501,986	451,819

GNMA, Series 2022-146, Class PA

4.00%, 06/20/52	1,254,983	1,203,235

GNMA, Series 2018-156, Class AD

3.25%, 08/16/59 (a)	322,051	294,856

GNMA, Series 2023-1, Class AL

5.00%, 01/20/53	1,500,000	1,433,708

GNMA, Series 2024-45, Class JZ

5.50%, 03/20/54	227,067	220,218

GNMA, Series 2017-46, Class A

2.50%, 11/16/57	306,243	247,202

GNMA, Series 2024-45, Class DB

5.50%, 03/20/54	1,500,000	1,475,039

GNMA, Series 2023-150, Class DC

5.50%, 06/20/50	3,000,000	2,962,152

GNMA, Series 2020-3, Class AH

2.50%, 02/16/62	965,591	780,926

GNMA, Series 2023-111, Class ML

5.50%, 05/20/45	1,000,000	982,549

GNMA

2.50%, 06/20/51	617,742	503,897

3.50%, 05/20/43	391,754	359,411

4.00%, 01/20/41 to 04/20/43 (c)	368,647	349,818

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)

AGENCY MORTGAGE-BACKED SECURITIES (continued)

GNMA, Series 2019-55, Class AH

3.15%, 03/16/61 (a)	713,365	611,584

GNMA, Series 2019-2, Class AE

3.25%, 03/16/59	646,792	599,854

GNMA, Series 2012-83, Class AK

3.19%, 12/16/53 (a)	555,681	489,276

GNMA, Series 2020-8, Class AH

2.55%, 01/16/62	1,186,577	961,704

GNMA, Series 2023-147, Class BD

6.00%, 03/20/51	1,932,944	1,946,768

GNMA, Series 2012-100, Class BA

2.60%, 08/16/52 (a)	2,500,000	2,052,883

		40,803,307

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.3%

JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C

4.78%, 02/15/47 (a)	100,000	91,089

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C

4.12%, 07/15/46 (a)	191,000	156,725

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS

4.12%, 07/15/46 (a)	90	86

		247,900

Total Mortgage-Backed Securities
(Cost $44,602,986)		41,051,207

Corporate Obligations — 24.7%

COMMUNICATION SERVICES — 1.3%

ROBLOX

3.88%, 05/01/30 (d)	1,250,000	1,110,619

CONSUMER DISCRETIONARY — 0.4%

LKQ

6.25%, 06/15/33	325,000	333,568

CONSUMER STAPLES — 0.5%

Walgreens Boots Alliance

4.80%, 11/18/44	500,000	392,625

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)

ENERGY — 2.7%

BP Capital Markets

H15T5Y + 4.398%, 4.88% (a)(e)	1,000,000	942,762

Enbridge

H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,347,540

		2,290,302

FINANCIALS — 9.6%

Arbor Realty Trust

4.50%, 03/15/27	1,750,000	1,467,732

Charles Schwab

H15T10Y + 3.079%, 4.00% (a)(e)	500,000	427,007

Endo Finance

5.38%, 01/15/23 (f)	187,000	—

Everest Reinsurance Holdings

US0003M + 2.385%, 7.97%, 05/15/37 (a)	1,000,000	975,268

Lincoln National

TSFR3M + 2.302%, 7.63%, 04/20/67 to 04/20/67 (a)(c)	2,170,000	1,645,444

TSFR3M + 2.619%, 7.95%, 05/17/66 (a)	1,750,000	1,424,321

H15T5Y + 5.318%, 9.25% (a)(e)	500,000	538,993

LPL Holdings

6.00%, 05/20/34	500,000	499,250

PNC Financial Services Group

H15T7Y + 2.808%, 6.25% (a)(e)	500,000	487,235

Prudential Financial

H15T5Y + 3.035%, 3.70%, 10/01/50 (a)	750,000	652,386

		8,117,636

HEALTHCARE — 0.0%

CVS Pass-Through Trust

6.04%, 12/10/28	33,432	33,515

INDUSTRIALS — 3.4%

BNSF Funding Trust I

US0003M + 2.350%, 6.61%, 12/15/55 (a)	750,000	749,430

Southwest Airlines

7.38%, 03/01/27	2,000,000	2,097,279

		2,846,709

MATERIALS — 1.2%

Dow Chemical

5.60%, 02/15/54	1,000,000	961,358

REAL ESTATE — 0.6%

Retail Opportunity Investments Partnership

6.75%, 10/15/28	500,000	517,553

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)

UTILITIES — 5.0%

Dominion Energy

6.30%, 03/15/33	250,000	259,221

Edison International

H15T5Y + 4.698%, 5.38% (a)(e)	2,125,000	2,070,068

Pacific Gas and Electric

2.50%, 02/01/31	250,000	206,079

4.95%, 07/01/50	2,000,000	1,652,442

		4,187,810

Total Corporate Obligations

(Cost $21,379,966)		20,791,695

U.S. Government Agency Obligations — 9.8%

FFCB

1.88%, 2/11/2036	1,000,000	728,919

2.71%, 12/1/2036	389,000	308,841

2.74%, 4/1/2041	500,000	368,663

4.00%, 4/19/2032	450,000	424,899

4.55%, 2/17/2033	1,000,000	959,733

4.70%, 8/16/2032	175,000	169,119

5.37%, 4/19/2033	750,000	739,607

FHLB

2.00%, 2/25/2036	1,000,000	736,137

3.00%, 2/24/2037	500,000	412,924

5.00%, 2/8/2029	500,000	501,183

5.70%, 3/25/2044	250,000	250,427

5.78%, 3/13/2034	500,000	499,933

5.97%, 1/26/2039	450,000	446,938

6.00%, 8/16/2033	1,700,000	1,696,894

Total U.S. Government Agency Obligations

(Cost $8,509,572)		8,244,217

U.S. Treasury Obligations — 6.1%

U.S. Treasury Bonds

1.25%, 5/15/2050	7,250,000	3,593,281

2.25%, 2/15/2052	1,500,000	955,547

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

U.S. Treasury Obligations (continued)

	Principal Amount ($)	Value ($)

U.S. Treasury Bonds (continued)

3.63%, 2/15/2053	725,000	616,760

Total U.S. Treasury Obligations

(Cost $5,408,235)		5,165,588

Asset-Backed Securities — 4.2%

SBA Small Business Investment Company, Series 2023-10B, Class 1

5.69%, 9/10/2033	1,464,813	1,498,074

SBA Small Business Investment Company, Series 2018-10B, Class 1

3.55%, 9/10/2028	834,177	783,991

SBA Small Business Investment Company, Series 2018-10A, Class 1

3.19%, 3/10/2028	467,952	443,165

Small Business Administration, Series 2018-20H, Class 1

3.58%, 8/1/2038	758,235	698,587

Small Business Administration

PRIME + -2.650%, 5.85%, 6/25/2034 (a)	159,585	159,078

Total Asset-Backed Securities

(Cost $3,706,110)		3,582,895

Municipal Bonds — 2.6%

CALIFORNIA — 1.1%

Modesto Irrigation District RB

7.20%, 10/01/40	500,000	572,682

San Francisco City & County Redevelopment Financing Authority TA

8.26%, 08/01/29	300,000	329,084

		901,766

MARYLAND — 0.6%

Maryland Economic Development RB

3.70%, 06/01/25	500,000	492,634

MICHIGAN — 0.2%

Comstock Park Public Schools GO Insured: Q-SBLF

6.30%, 05/01/26	135,000	135,110

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

Municipal Bonds (continued)

	Principal Amount ($)	Value ($)

NEW YORK — 0.3%

Port Authority of New York & New Jersey RB

4.46%, 10/01/62	320,000	277,859

OREGON — 0.4%

Multnomah County School District No. 1 Portland GO Insured: ST INTERCEPT

2.40%, 06/30/38	500,000	366,248

Total Municipal Bonds

(Cost $2,220,232)		2,173,617

Preferred Stock — 2.0%
	Shares
COMMUNICATION SERVICES — 0.2%

Telephone and Data Systems 6.00% (e)	10,385	185,995

FINANCIALS — 0.3%

Arbor Realty Trust 6.38% (e)	11,335	209,584

RiverNorth DoubleLine Strategic Opportunity Fund 4.38% (e)	976	18,345

		227,929

REAL ESTATE — 0.8%

CTO Realty Growth, REIT 6.38% (e)	34,565	695,793

UTILITIES — 0.7%

SCE Trust III 8.59% (a)(e)	22,051	554,362

SCE Trust VI 5.00% (e)	25	495

		554,857

Total Preferred Stock
(Cost $1,936,000)		1,664,574

Registered Investment Companies — 1.4%

DoubleLine Income Solutions Fund	9,193	115,097

DoubleLine Opportunistic Credit Fund	295	4,531

PIMCO Dynamic Income Fund	10,000	188,100

PIMCO Dynamic Income Opportunities Fund	20,000	265,800

RiverNorth DoubleLine Strategic Opportunity Fund	65,948	570,450

Total Registered Investment Companies
(Cost $1,361,278)		1,143,978

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2024 (Unaudited)

Common Stock — 0.2%
	Shares	Value ($)
REAL ESTATE — 0.2%
Creative Media & Community Trust, REIT	66,596	179,143

Total Common Stock
(Cost $412,012)		179,143

Total Investments - 99.7%		83,996,914

(Cost $89,536,391)

Other Assets & Liabilities, Net - 0.3%		272,132

Net Assets - 100.0%		84,269,046

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(c)	Securities are grouped by coupon and represent a range of maturities.
(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2024, these securities amounted to $1,110,619 or 1.3% of Net Assets of the Fund.

(e)	Perpetual security with no stated maturity date.
(f)	The issuer is, or is in danger of being, in default of its payment obligation.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

TA — Tax Allocation

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 3 Month

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2024 (Unaudited)

Schedule of Investments Foreign Common Stock — 43.1%
	Shares	Value ($)

CANADA — 10.8%

Brookfield	34,593	1,436,993

PrairieSky Royalty Ltd.	262,775	4,992,985

Suncor Energy	132,430	5,045,583

		11,475,561

FRANCE — 20.4%

Bollore SA	1,239,539	7,280,075

Cie de L’Odet	4,398	6,146,500

Cie du Cambodge	1	7,234

Financiere Moncey	1	7,127

Lagardere	141,601	3,141,462

Societe Industrielle et Financiere de l’Artois	6	31,381

Vivendi SA	368,224	3,850,162

Vivendi SA ADR	115,850	1,203,681

		21,667,622

INDIA — 1.0%

Fairfax India Holdings, Class G (a)(b)	72,500	1,044,725

JAPAN — 4.6%

Nintendo Co, Ltd.	6,000	319,135

Nintendo Co, Ltd. ADR	342,650	4,557,245

		4,876,380

MEXICO — 1.9%

Becle	1,083,297	1,955,035

NETHERLANDS — 2.5%

EXOR	25,100	2,628,230

UNITED KINGDOM — 1.9%

AstraZeneca, Inc. ADR	26,100	2,035,539

Total Foreign Common Stock
(Cost $36,933,899)		45,683,092

Common Stock — 33.3%

COMMUNICATION SERVICES — 4.8%

Alphabet, Inc., Class A	11,620	2,116,583

Alphabet, Inc., Class C	1,000	183,420

Liberty Global, Class A (a)	43,750	762,562

Liberty Media - Liberty Formula One, Class A (a)	31,199	2,003,912

		5,066,477

CONSUMER DISCRETIONARY — 3.9%

Entain	194,588	1,549,659

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2024 (Unaudited)

Common Stock (continued)
	Shares	Value ($)

CONSUMER DISCRETIONARY (continued)

Tandy Leather Factory (a)	560,237	2,521,066

		4,070,725

CONSUMER STAPLES — 3.0%

JG Boswell Co	250	141,250

Philip Morris International, Inc.	30,284	3,068,678

		3,209,928

ENERGY — 0.2%

Natural Resource Partners	2,165	194,071

Pardee Resources	101	29,088

		223,159

FINANCIALS — 9.9%

Berkshire Hathaway, Inc., Class B (a)	5,055	2,056,374

Burford Capital (c)	461,068	6,016,937

Charles Schwab	25,630	1,888,675

First Citizens BancShares, Inc., Class B	75	112,575

FRMO (a)	2,000	15,280

Southern BancShares NC	65	381,875

		10,471,716

HEALTHCARE — 3.0%

Joint (a)	191,209	2,688,398

Labcorp Holdings	2,500	508,775

		3,197,173

INDUSTRIALS — 1.9%

DSV	13,074	2,004,823

MATERIALS — 1.5%

Keweenaw Land Association Ltd. (a)	52,595	1,577,850

REAL ESTATE — 5.1%

Creative Media & Community Trust, REIT	216,978	583,671

International Workplace Group	2,240,364	4,896,584

		5,480,255

Total Common Stock
(Cost $29,421,240)		35,302,106

U.S. Treasury Obligations — 17.9%
	Principal Amount ($)
U.S. Treasury Bills

5.26%, 8/1/2024 (d)	2,010,000	2,000,910

5.28%, 7/16/2024 (d)	1,005,000	1,002,799

5.29%, 10/8/2024 (d)	2,030,000	2,000,898

5.29%, 7/18/2024 (d)	1,005,000	1,002,504

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2024 (Unaudited)

U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)

U.S. Treasury Bills (continued)

5.31%, 8/13/2024 (d)	1,008,000	1,001,689

U.S. Treasury Bonds

3.00%, 2/15/2049 to 8/15/2052 (e)	2,125,000	1,605,608

U.S. Treasury Notes

0.88%, 11/15/2030	5,815,000	4,703,563

1.88%, 2/15/2032	1,200,000	1,007,344

2.63%, 4/15/2025	1,029,000	1,008,691

3.50%, 9/15/2025	1,030,000	1,011,452

3.88%, 8/15/2033	2,750,000	2,645,586

Total U.S. Treasury Obligations
(Cost $18,835,461)		18,991,044

U.S. Government Agency Obligations — 3.3%

FFCB

2.87%, 2/25/2030	500,000	455,871

6.45%, 9/27/2035	2,800,000	2,801,819

FHLB

2.50%, 3/18/2038	300,000	229,462

Total U.S. Government Agency Obligations
(Cost $3,479,859)		3,487,152

Registered Investment Companies — 0.8%
	Shares

BlackRock Taxable Municipal Bond Trust	32,250	527,288

TCW Strategic Income Fund	70,000	331,800

Total Registered Investment Companies
(Cost $836,377)		859,088

Mortgage-Backed Securities — 0.4%
	Principal Amount ($)
AGENCY MORTGAGE-BACKED SECURITIES — 0.4%

FHLMC

5.00%, 06/01/41	19,113	18,925

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2024 (Unaudited)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)

AGENCY MORTGAGE-BACKED SECURITIES (continued)

FNMA

3.00%, 02/01/43 to 06/01/43 (e)	177,147	156,227

3.50%, 11/01/42 to 02/01/43 (e)	81,133	73,995

4.00%, 02/01/44	21,268	19,941

4.50%, 02/01/40 to 01/01/41 (e)	40,120	38,970

5.00%, 06/01/41	21,974	21,722

FNMA, Series 2012-93, Class SW

SOFR30A + 5.986%, 0.65%, 09/25/42 (f)(g)	13,394	1,404

FNMA, Series 2004-354, Class 1	1,266	1,115

0.00%, 12/25/34 (h)(i)

GNMA

3.00%, 04/20/43 to 06/20/43 (e)	33,732	29,983

3.50%, 05/20/43	34,902	32,020

4.00%, 01/20/41 to 04/20/43 (e)	38,287	36,247

4.50%, 05/20/40 to 03/20/41 (e)	13,195	12,874

		443,423

Total Mortgage-Backed Securities (Cost $512,995)		443,423

Special Purpose Acquisition Company — 0.0%
	Shares

Pershing Square Tontine (a)	42,443	—

Total Special Purpose Acquisition Company (Cost $–)		—

Warrants — 0.0%
	Units

Pershing Square Tontine (a)	10,610	—

Total Warrants (Cost $–)		—

Preferred Stock — 0.0%
	Shares
COMMUNICATION SERVICES — 0.0%

Liberty Broadband 7.00% (j)	–	10

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2024 (Unaudited)

Preferred Stock (continued)
	Shares	Value ($)
FINANCIALS — 0.0%

First Internet Bancorp 6.00%, 06/30/2029 (f)	1,000	24,680

Total Preferred Stock
(Cost $22,175)		24,690

Asset-Backed Security — 0.0%
	Principal Amount ($)

Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A

TSFR1M + 0.854%, 6.20%, 1/25/2034 (f)	1	1

Total Asset-Backed Security
(Cost $–)		1

Corporate Obligations — 0.0%

COMMUNICATION SERVICES — 0.0%

iHeartCommunications, Inc.

6.38%, 05/01/26	545	423

8.38%, 05/01/27	132	49

		472

Total Corporate Obligations

(Cost $832)		472

Total Investments - 98.8%		104,791,068

(Cost $90,042,838)

Other Assets & Liabilities, Net - 1.2%		1,299,057

Net Assets - 100.0%		106,090,125

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2024, these securities amounted to $1,044,725 or 1.0% of Net Assets of the Fund.

(c)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(d)	Interest rate represents the security’s effective yield at the time of purchase.
(e)	Securities are grouped by coupon and represent a range of maturities.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2024 (Unaudited)

(f)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(g)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Zero coupon security.
(i)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(j)	Perpetual security with no stated maturity date.

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

Ltd. — Limited

REIT — Real Estate Investment Trust

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M— Term Secured Overnight Financing Rate 1 Month

Amounts designated as “—” are zero or have been rounded to zero.

BRK-QH-001-0800